Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Commitments and Contingencies
	Payments due by years
($000s)	Total	2023	2024-25	2026-27	2028-29
2022 Secured Note – interest	125,866	9,682	38,728	38,728	38,728
2023 Secured Note – interest	80,102	-	28,466	25,818	25,818
Capital expenditure obligations	88,175	82,033	6,142	-	-
Flow-through share expenditures	9,737	9,737	-	-	-
Mineral interests	5,441	485	1,652	1,652	1,652
Lease obligation	1,851	510	1,143	106	92
	311,172	102,447	76,131	66,304	66,290